Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 843	$ 846
Work-in-process	246	233
Finished goods	311	338
Tooling and engineering	1,164	1,108
Inventory, net, total	$ 2,564	$ 2,525